UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS

REAL ESTATE SECURITIES ‡ — 99.0%

COMMON STOCK — 99.0%
	Shares	Value
DIVERSIFIED — 12.8%
Dexus Property Group (Australia)	14,355,147	$15,643,122
Duke Realty	643,500	9,916,335
Liberty Property Trust (A)	492,219	19,280,218
Mirvac Group (Australia)	3,979,285	6,597,838

		51,437,513

DIVERSIFIED REAL ESTATE ACTIVITIES — 2.8%
CapitaLand (Singapore)	3,507,537	11,336,119

HOMEBUILDING — 0.7%
TRI Pointe Homes *	150,000	2,857,500

INDUSTRIAL — 8.2%
DCT Industrial Trust	1,388,300	9,801,398
Goodman Group (Australia)	1,636,410	7,678,991
Prologis	387,900	15,477,210

		32,957,599

OFFICE — 20.5%
Boston Properties	120,700	12,707,296
Brandywine Realty Trust	520,576	6,626,932
Douglas Emmett (A)	641,054	14,949,379
Highwoods Properties (A)	332,300	11,962,800
Kilroy Realty (A)	369,400	18,433,060
SL Green Realty (A)	221,737	17,823,220

		82,502,687

REAL ESTATE DEVELOPMENT — 1.3%
China Overseas Land & Investment (Hong Kong)	1,700,000	5,271,811

REAL ESTATE OPERATING COMPANY — 2.0%
Swire Properties (Hong Kong)	2,154,600	7,890,069

RESIDENTIAL — 15.2%
American Campus Communities (A)	223,187	10,393,819
BRE Properties (A)	304,044	15,469,759
Post Properties (A)	357,778	17,355,811
UDR (A)	750,925	17,939,598

		61,158,987

RETAIL — 25.5%
CBL & Associates Properties	408,600	8,780,814

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
RETAIL — continued
DDR (A)	681,259	$11,302,087
Federation Centres (Australia)	3,087,297	7,501,253
Frasers Centrepoint Trust (Singapore)	2,916,347	4,571,335
General Growth Properties (A)	996,334	19,448,440
Kimco Realty	661,900	13,747,663
Macerich (A)	294,344	17,578,224
Mapletree Commercial Trust (Singapore)	3,875,000	4,179,796
Westfield Retail Trust (Australia)	4,682,060	15,672,617

		102,782,229

SPECIALIZED — 10.0%
CubeSmart	526,400	8,027,600
Host Hotels & Resorts	893,659	15,004,535
Strategic Hotels & Resorts *	1,046,400	7,649,184
Sunstone Hotel Investors *	838,300	9,699,131

		40,380,450

TOTAL COMMON STOCK (Cost $370,429,882)		398,574,964

TOTAL INVESTMENTS — 99.0% (Cost $370,429,882) @		$398,574,964

SECURITIES SOLD SHORT REAL ESTATE SECURITIES ‡ — (45.9)%
COMMON STOCK — (36.4)%
DIVERSIFIED — (8.7)%
American Assets Trust	(159,935)	$(4,622,122)
First Potomac Realty Trust	(528,915)	(7,246,136)
PS Business Parks	(223,100)	(15,920,416)
Washington	(252,532)	(7,192,111)

		(34,980,785)

DIVERSIFIED REAL ESTATE ACTIVITIES — (2.5)%
Henderson Land Development (Hong Kong)	(1,419,000)	(10,209,686)

INDUSTRIAL — (1.9)%
Ascendas (Singapore)	(1,914,000)	(3,912,592)
STAG Industrial	(194,800)	(3,841,456)

		(7,754,048)

OFFICE — (13.6)%
BioMed Realty Trust	(382,000)	(7,773,700)

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2013
(Unaudited)

COMMON STOCK — continued
	Shares	Value
OFFICE — continued
Coresite Realty	(131,700)	$(3,885,150)
Corporate Office Properties	(367,300)	(9,718,758)
Franklin Street Properties	(757,070)	(9,841,910)
Mack-Cali Realty	(442,300)	(12,017,291)
Parkway Properties	(247,213)	(3,915,854)
Piedmont Office Realty Trust	(397,856)	(7,690,556)

		(54,843,219)

REAL ESTATE OPERATING COMPANY — (3.9)%
Brookfield Office Properties	(941,700)	(15,490,965)

RETAIL — (3.3)%
Realty Income	(301,726)	(13,179,392)

SPECIALIZED — (2.5)%
Extra Space Storage	(249,300)	(9,932,112)

TOTAL COMMON STOCK (Proceeds $136,731,852)		(146,390,207)

EXCHANGE TRADED FUNDS — (9.5)%
iShares Dow Jones U.S. Real Estate Index	(483,300)	(32,511,591)
iShares MSCI Hong Kong Index	(285,700)	(5,796,853)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $35,383,003)		(38,308,444)

TOTAL SECURITIES SOLD SHORT — (45.9)% (Proceeds $172,114,855) #		$(184,698,651)

Percentages are based on Net Assets of $402,680,448.

‡	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.
*	Non-income producing security.

MSCI — Morgan Stanley Capital International

(A) — All or a portion of this security has been committed as collateral for open short positions.

As of January 31, 2013, all of the Fund’s investments and securities sold short were considered Level 1.

THE ADVISORS’ INNER CIRCLE FUND	CBRE CLARION
LONG/SHORT FUND
JANUARY 31, 2013
(Unaudited)

For the period ended January 31, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2013, there were no Level 3 securities held by the Fund.

@	At January 31, 2013, the tax basis cost of the Fund’s investments was $370,429,882, and the unrealized appreciation and depreciation were $28,840,009 and $(694,927), respectively.
#	At January 31, 2013, the tax basis proceeds of the Fund’s securities sold short were $172,114,855, and the unrealized appreciation and depreciation were $27,667 and $(12,611,463), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to

Note 2 of the Fund’s most recent financial statements.

CCS-QH-001-0300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 28, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 28, 2013